UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1.   Schedule of Investments

Wilshire Variable Insurance Trust
Equity Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS — 67.8%
1,694,080	Wilshire Large Company Growth Portfolio*	$72,015,350
3,421,986	Wilshire Large Company Value Portfolio*	75,386,355

Total Investments in Underlying Funds
(Cost $126,379,307)		147,401,705

COMMON STOCK — 31.3%
Consumer Discretionary — 3.8%
700	Amazon.com, Inc.†	235,564
1,600	Bed Bath & Beyond, Inc.†(a)	110,080
3,100	Best Buy Co., Inc.(a)	81,871
2,500	Coach, Inc.(a)	124,150
8,100	Comcast Corp., Class A	405,162
14,850	Ford Motor Co.	231,660
2,500	GameStop Corp., Class A(a)	102,750
4,200	Gannett Co., Inc.(a)	115,920
5,300	General Motors Co.(a)	182,426
5,600	Goodyear Tire & Rubber Co. (The)(a)	146,328
1,900	Harman International Industries, Inc.	202,160
2,300	Hasbro, Inc.(a)	127,926
4,400	Home Depot, Inc. (The)	348,172
15,883	Lowe's Cos., Inc.	776,679
13,418	Macy's, Inc.	795,553
1,250	McDonald's Corp.	122,538
1,150	Michael Kors Holdings, Ltd.†	107,261
3,600	NIKE, Inc., Class B	265,896
1,750	O'Reilly Automotive, Inc.†	259,682
5,350	PulteGroup, Inc.(a)	102,666
8,050	Staples, Inc.(a)	91,287
5,422	Time Warner Cable, Inc., Class A	743,790
3,700	Time Warner, Inc.(a)	241,721
5,349	Tupperware Brands Corp.(a)	448,032
12,605	VF Corp.(a)	779,997
1,750	Viacom, Inc., Class B	148,733
5,250	Walt Disney Co. (The)	420,367
4,169	Whirlpool Corp.(a)	623,099
		8,341,470
Consumer Staples — 3.2%
6,000	Altria Group, Inc.	224,580
2,700	Archer-Daniels-Midland Co.	117,153
24,884	Coca-Cola Co. (The)(a)	962,015
5,050	Coca-Cola Enterprises, Inc.	241,188
15,207	CVS Caremark Corp.(a)	1,138,396
3,200	General Mills, Inc.(a)	165,824
2,300	Hershey Co. (The)(a)	240,120
4,050	Hormel Foods Corp.(a)	199,543
2,100	Kimberly-Clark Corp.(a)	231,525
3,750	Kroger Co. (The)	163,688
7,050	McCormick & Co., Inc.(a)	505,767
4,650	Mondelez International, Inc., Class A	160,658
4,200	PepsiCo, Inc.	350,700
11,866	Philip Morris International, Inc.	971,469
7,200	Procter & Gamble Co. (The)	580,320
3,850	Reynolds American, Inc.	205,667
3,100	Sysco Corp.(a)	112,003
3,900	Tyson Foods, Inc., Class A	171,639
2,300	Wal-Mart Stores, Inc.(a)	175,789
		6,918,044

Shares		Value
Energy — 3.0%
3,400	Baker Hughes, Inc.	$221,068
10,685	Chevron Corp.	1,270,553
5,050	ConocoPhillips	355,268
2,100	Ensco PLC, Class A(a)	110,838
850	EOG Resources, Inc.	166,745
9,300	Exxon Mobil Corp.	908,424
1,950	Helmerich & Payne, Inc.(a)	209,742
22,609	Kinder Morgan, Inc.(a)	734,566
5,450	Marathon Oil Corp.	193,584
2,850	Murphy Oil Corp.(a)	179,151
4,300	Newfield Exploration Co.†	134,848
2,500	Occidental Petroleum Corp.	238,225
7,760	Phillips 66	597,986
2,500	Range Resources Corp.(a)	207,425
2,100	Schlumberger, Ltd.	204,750
16,964	Seadrill, Ltd.(a)	596,454
2,850	Valero Energy Corp.	151,335
		6,480,962
Financials — 4.9%
6,670	ACE, Ltd.	660,730
3,350	Allstate Corp. (The)	189,543
2,000	American Express Co.	180,060
3,900	American International Group, Inc.	195,039
2,200	Assurant, Inc.(a)	142,912
1,800	AvalonBay Communities, Inc.(b)	236,376
32,100	Bank of America Corp.	552,120
20,104	Bank of New York Mellon Corp. (The)(a)	709,470
4,100	Berkshire Hathaway, Inc., Class B†	512,377
1,693	BlackRock, Inc., Class A	532,415
2,850	Capital One Financial Corp.	219,906
2,350	Chubb Corp. (The)	209,855
5,400	Citigroup, Inc.	257,040
7,774	Cullen/Frost Bankers, Inc.(a)	602,718
7,500	E*Trade Financial Corp.†	172,650
4,700	Equity Residential(a) (b)	272,553
5,800	Fifth Third Bancorp	133,110
1,700	Goldman Sachs Group, Inc. (The)	278,545
21,503	JPMorgan Chase & Co.(a)	1,305,447
4,100	Leucadia National Corp.	114,800
4,850	Lincoln National Corp.	245,749
2,650	Macerich Co. (The)(b)	165,174
2,300	McGraw Hill Financial, Inc.	175,490
2,500	PNC Financial Services Group, Inc.	217,500
2,650	Prudential Financial, Inc.	224,323
4,500	Travelers Cos., Inc. (The)	382,950
3,200	U.S. Bancorp(a)	137,152
30,462	Wells Fargo & Co.	1,515,180
3,350	XL Group PLC, Class A	104,688
		10,645,872
Health Care — 4.0%
16,342	AbbVie, Inc.	839,979
2,600	Aetna, Inc.	194,922
3,900	AmerisourceBergen Corp., Class A	255,801
2,500	Baxter International, Inc.	183,950
900	Biogen Idec, Inc.†	275,283
5,000	Bristol-Myers Squibb Co.	259,750
3,000	Cardinal Health, Inc.	209,940
5,450	CareFusion Corp.†	219,199
2,100	Celgene Corp.†	293,160
3,100	Cerner Corp.†(a)	174,375
1,600	Cigna Corp.	133,968
7,931	Covidien PLC	584,197

Wilshire Variable Insurance Trust
Equity Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
4,100	Gilead Sciences, Inc.†(a)	$290,526
9,000	Johnson & Johnson	884,070
1,800	McKesson Corp.	317,826
3,000	Medtronic, Inc.	184,620
5,300	Merck & Co., Inc.	300,881
12,080	Novo Nordisk ADR	551,452
41,846	Pfizer, Inc.	1,344,093
2,700	Quest Diagnostics, Inc.(a)	156,384
11,683	UnitedHealth Group, Inc.	957,889
2,150	WellPoint, Inc.	214,033
		8,826,298
Industrials — 3.4%
1,200	3M Co.	162,792
7,894	Boeing Co. (The)	990,618
4,517	Caterpillar, Inc.	448,854
2,850	Cintas Corp.	169,888
1,000	Cummins, Inc.	148,990
1,900	Dover Corp.	155,325
3,000	Emerson Electric Co.	200,400
1,150	FedEx Corp.(a)	152,444
18,350	General Electric Co.	475,081
7,586	Honeywell International, Inc.	703,677
1,050	L-3 Communications Holdings, Inc., Class 3	124,058
12,317	Nielsen Holdings NV(a)	549,708
2,150	Norfolk Southern Corp.	208,916
1,300	Northrop Grumman Corp.	160,394
900	Parker Hannifin Corp.	107,739
4,200	Raytheon Co.	414,918
2,650	Robert Half International, Inc.	111,168
1,200	Rockwell Automation, Inc.(a)	149,460
8,850	Southwest Airlines Co.	208,949
3,750	Tyco International, Ltd.	159,000
5,982	Union Pacific Corp.	1,122,582
2,500	United Technologies Corp.	292,100
450	WW Grainger, Inc.(a)	113,697
		7,330,758
Information Technology — 5.7%
6,985	Accenture PLC, Class A(a)	556,844
3,602	Apple, Inc.	1,933,337
8,550	CA, Inc.	264,793
9,750	Cisco Systems, Inc.	218,498
4,550	Cognizant Technology Solutions Corp., Class A†	230,276
2,250	Computer Sciences Corp.	136,845
11,250	Corning, Inc.(a)	234,225
3,600	eBay, Inc.†	198,864
21,916	EMC Corp.	600,718
3,150	Facebook, Inc., Class A†	189,756
10,925	Fidelity National Information Services, Inc.	583,941
700	Google, Inc., Class A†	780,157
6,800	Hewlett-Packard Co.	220,048
9,050	Intel Corp.	233,580
2,250	International Business Machines Corp.(a)	433,103
2,100	KLA-Tencor Corp.(a)	145,194
2,050	Lam Research Corp.†	112,750
1,650	MasterCard, Inc., Class A	123,255
44,464	Microsoft Corp.	1,822,579
8,928	Motorola Solutions, Inc.	573,981
7,150	Oracle Corp.	292,507
5,400	Paychex, Inc.(a)	230,040
12,497	QUALCOMM, Inc.	985,513

Shares		Value
Information Technology — (continued)
1,500	SanDisk Corp.	$121,785
3,500	Seagate Technology PLC(a)	196,560
4,150	Texas Instruments, Inc.	195,673
1,450	Visa, Inc., Class A	312,997
2,050	Western Digital Corp.	188,231
8,550	Xerox Corp.(a)	96,615
3,600	Yahoo!, Inc.†	129,240
		12,341,905
Materials — 1.1%
450	CF Industries Holdings, Inc.	117,288
4,450	Dow Chemical Co. (The)	216,225
4,450	EI du Pont de Nemours & Co.(a)	298,595
5,000	Freeport-McMoRan Copper & Gold, Inc.	165,350
1,450	International Flavors & Fragrances, Inc.	138,722
3,050	LyondellBasell Industries NV, Class A(a)	271,267
6,854	Packaging Corp. of America	482,316
17,596	Southern Copper Corp.(a)	512,220
6,900	Weyerhaeuser Co.(b)	202,515
		2,404,498
Telecommunication Services — 0.9%
36,467	AT&T, Inc.(a)	1,278,898
5,350	CenturyLink, Inc.(a)	175,694
10,850	Verizon Communications, Inc.(a)	516,134
		1,970,726
Utilities — 1.3%
2,250	AGL Resources, Inc.	110,160
3,050	Ameren Corp.	125,660
3,000	American Electric Power Co., Inc.	151,980
2,850	DTE Energy Co.(a)	211,726
2,400	Duke Energy Corp.	170,928
3,050	Edison International(a)	172,660
2,150	Entergy Corp.	143,728
13,985	ITC Holdings Corp.(a)	522,340
6,132	NextEra Energy, Inc.	586,342
2,650	Pinnacle West Capital Corp.	144,849
4,850	Public Service Enterprise Group, Inc.(a)	184,979
1,900	SCANA Corp.(a)	97,508
2,600	Wisconsin Energy Corp.(a)	121,030
		2,743,890
Total Common Stock
(Cost $60,070,322)		68,004,423

SHORT-TERM INVESTMENTS (c) — 8.4%
1,833,190	Northern Trust Institutional Government Select Portfolio, 0.010%	1,833,190
16,411,755	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	16,411,755

Total Short-Term Investments
(Cost $18,244,945)		18,244,945
Total Investments — 107.5%
(Cost $204,694,574)‡		233,651,073
Other Assets & Liabilities, Net — (7.5)%		(16,398,697)
NET ASSETS — 100.0%		$217,252,376

Wilshire Variable Insurance Trust
Equity Fund	March 31, 2014
Schedule of Investments	(Unaudited)

*	Affiliated Fund
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $16,145,584.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2014.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2014 was $16,411,755.
‡	At March 31, 2014, the tax basis cost of the Fund's investments was $204,694,574, and the unrealized appreciation and depreciation were $29,690,649 and $(734,150), respectively.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.  For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Balanced Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS — 100.2%
4,797,520	Wilshire International Equity Fund*	$45,960,237
572,700	Wilshire Large Company Growth Portfolio*	24,345,475
1,163,234	Wilshire Large Company Value Portfolio*	25,626,035
236,198	Wilshire Small Company Growth Portfolio*	6,157,681
258,673	Wilshire Small Company Value Portfolio*	6,428,032
4,033,009	Wilshire Variable Insurance Trust Income Fund*	47,952,476
Total Investments in Underlying Funds
(Cost $144,787,839)		156,469,936

Total Investments — 100.2%
(Cost $144,787,839)†		156,469,936

Other Assets & Liabilities, Net — (0.2)%		(358,504)
NET ASSETS — 100.0%		$156,111,432

*	Affiliated Fund
†	At March 31, 2014, the tax basis cost of the Fund's investments was $144,787,839, and the unrealized appreciation was $11,682,097.

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.  For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Income Fund	March 31, 2014
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

ASSET-BACKED SECURITIES — 3.9%
Access Financial Manufactured Housing Contract Trust
7.650%	05/15/21	$197,573	$152,665
Ameriquest Mortgage Securities, Inc.
0.844%(a)	04/25/34	68,774	65,050
Amortizing Residential Collateral Trust
0.838%(a)	01/01/32	21,255	18,564
Bayview Financial Acquisition Trust
0.828%(a)	02/28/44	28,290	27,987
Bear Stearns Asset Backed Securities Trust
0.724%(a)	09/25/34	30,763	29,924
CIT Group Securitization Corp.
7.650%	05/15/26	115,981	120,788
Conseco Financial Corp.
9.150%	01/15/18	1,198	149
Delta Funding Home Equity Loan Trust
7.040%	06/25/27	495	503
Educational Funding of the South, Inc.
0.889%(a)	04/25/35	230,000	230,133
Greenpoint Manufactured Housing
2.913%(a)	03/18/29	100,000	87,102
3.542%(a)	06/19/29	50,000	41,862
3.655%(a)	02/20/30	50,000	41,500
3.656%(a)	02/20/32	75,000	68,262
3.667%(a)	03/13/32	100,000	89,451
Home Equity Mortgage Loan Trust
0.414% (b)	06/25/36	1,432,916	354,406
Northstar Education Finance, Inc.
1.068%(a)	01/29/46	150,000	136,816
1.273%(a)	10/30/45	400,000	301,114
RAMP Trust
0.656%(a)	09/25/35	460,000	396,342
SACO I Trust
0.414%(a)	06/25/36	60,544	89,290
0.494%(a)	03/25/36	62,799	88,808
Saxon Asset Securities Trust
0.844%(a)	05/25/35	184,668	172,358
SLM Student Loan Trust
0.673%(a)	09/16/24	300,000	288,462
1.104%(a)	09/25/28	230,000	236,472

Total Asset-Backed Securities
(Cost $2,901,982)			3,038,008

COLLATERALIZED MORTGAGE OBLIGATIONS — 36.8%
Agency Mortgage-Backed Obligation — 30.1%
FHLMC
2.285%(a)	01/01/38	105,672	113,028

	Maturity Date	Par	Value

Agency Mortgage-Backed Obligation — (continued)
2.660%(a)	05/01/37	$296,732	$317,647
3.500%	04/01/43	97,420	97,269
3.500%	10/15/27	626,009	97,914
3.500%	01/01/34	99,318	102,234
5.000%	09/01/33	114,692	125,048
5.000%	09/01/33	30,874	33,590
5.000%	08/01/33	98,252	107,089
5.000%	09/01/33	58,725	64,045
5.000%	10/01/33	112,400	122,586
6.000%	10/01/36	449,121	505,331
7.000%	03/01/39	61,754	67,562
FHLMC Multifamily Structured Pass-Through Certificates, IO(a)
1.043%	01/25/20	1,317,224	64,016
1.196%	04/25/20	578,157	30,841
1.444%	12/25/21	186,161	15,901
1.487%	08/25/20	101,769	7,168
1.574%	10/25/21	171,911	16,188
1.663%	06/25/20	240,342	18,646
1.664%	07/25/21	391,346	37,680
FHLMC TBA
3.000%	05/15/43	500,000	480,488
3.500%	05/01/41	300,000	300,422
FNMA
2.528%(a)	01/01/37	46,441	49,461
3.000%	06/25/27	575,186	68,364
3.500%	04/01/43	289,468	289,601
3.500%	08/01/33	192,555	198,117
3.500%	12/01/33	98,404	101,279
3.500%	10/01/33	395,501	407,061
3.500%	11/01/33	98,003	100,860
3.500%	10/01/42	282,949	282,024
3.500%	12/01/42	94,012	94,056
3.500%	11/01/33	298,007	306,683
3.500%	12/01/33	98,791	101,680
3.500%	12/01/42	92,866	92,909
3.500%	12/01/42	95,176	95,220
3.500%	03/01/43	672,447	672,756
4.000%	12/01/42	90,269	95,530
4.500%	05/01/31	155,974	168,678
4.500%	06/01/41	152,855	163,142
4.500%	04/01/41	169,215	180,716
4.500%	12/01/31	78,953	85,380
4.500%	06/01/31	51,597	55,794
4.500%	11/01/31	72,968	78,918
4.500%	04/01/31	50,732	54,853
4.500%	09/01/41	50,931	54,387
5.000%	05/01/42	75,074	82,197
5.500%	09/01/35	456,766	507,592
5.500%	07/25/41	232,577	264,389
5.500%	08/01/38	72,701	80,423
5.500%	04/25/42	92,337	102,331
5.500%	11/01/36	86,555	95,738
5.500%	04/01/36	143,691	153,779
6.000%	08/01/37	182,654	205,399
6.000%	02/01/34	5,878	6,609
6.000%	11/01/35	90,796	102,104
6.000%	09/01/39	188,802	210,125
6.000%	12/01/39	235,397	261,758
6.000%	04/01/33	33,021	37,119
7.000%	04/01/37	43,070	47,813
7.000%	05/01/32	17,985	20,482

Wilshire Variable Insurance Trust
Income Fund	March 31, 2014
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Agency Mortgage-Backed Obligation — (continued)
7.000%	02/01/39	$101,889	$110,622
9.750%	11/25/18	101,308	114,016
9.750%	08/25/19	28,372	31,924
FNMA TBA
3.000%	04/25/26	1,200,000	1,232,625
3.500%	04/01/41	2,100,000	2,112,469
3.500%	04/01/41	1,200,000	1,258,125
4.000%	05/01/39	2,200,000	2,278,719
4.500%	05/01/38	1,000,000	1,063,125
GNMA
0.559%(a)	12/20/60	168,620	166,934
0.621%(a)	03/20/61	176,845	175,945
0.659%(a)	03/20/61	86,063	85,692
0.825%(a)	08/16/52	225,957	14,759
0.948%(a)	06/16/55	242,236	15,815
2.000%	12/16/49	119,527	118,858
2.250%	03/16/35	98,939	98,997
2.900%(a)	06/16/44	89,110	91,184
2.900%(a)	02/16/44	277,236	283,816
3.500%	05/20/43	387,167	92,005
4.500%	04/20/41	348,907	377,116
4.500%	03/20/41	101,865	110,120
5.000%	04/15/40	121,746	135,917
5.000%	09/20/40	89,194	97,721
5.000%	11/20/40	131,348	144,175
5.000%	08/20/40	792,228	868,041
5.000%	05/15/40	238,683	264,036
5.500%	05/15/36	43,249	48,115
6.000%	07/20/38	44,772	50,705
6.000%	05/15/33	34,892	39,076
6.000%	03/15/35	361,361	409,908
6.000%	03/15/37	34,652	39,813
6.500%	10/20/37	221,943	249,216
GNMA TBA
3.500%	04/01/41	900,000	918,141
3.500%	04/15/41	1,200,000	1,224,562
4.000%	04/01/40	400,000	420,125
			23,442,437

Non-Agency Mortgage-Backed Obligation — 6.7%
American Home Mortgage Assets
0.384%(a)	05/25/46	75,249	15,777
Banc of America Commercial Mortgage, Inc.
5.448%	09/10/47	10,000	10,711
5.618%(a)	06/10/49	57,624	57,573
Banc of America Funding Corp.
2.839%(a)	09/20/35	865,814	656,866
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.421%(a)	09/10/45	31,000	33,173
Banc of America Mortgage Securities, Inc.
2.580%(a)	02/25/34	5,416	5,239
Bear Stearns Adjustable Rate Mortgage Trust
2.672%(a)	02/25/34	35,507	33,630
2.968%(a)	11/25/34	37,054	35,386

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — (continued)
Bear Stearns ALT-A Trust
3.047%(a)	08/25/34	$136,810	$138,349
Citigroup Mortgage Loan Trust, Inc.
2.619%(a)	02/25/34	33,338	30,844
Commercial Mortgage Trust
4.046%	10/10/46	20,000	20,659
4.300%	10/10/46	30,000	30,868
4.762%(a)	10/10/46	10,000	10,347
5.086%(a)	10/10/46	10,000	10,341
5.398%(a)	12/11/49	60,000	45,196
5.820%(a)	07/10/38	25,000	27,212
Countrywide Alternative Loan Trust
0.364%(a)	03/20/46	57,644	42,669
Credit Suisse Commercial Mortgage Trust
5.615%(a)	01/15/49	116,000	125,101
DBUBS Mortgage Trust
3.642%	08/10/44	100,000	105,172
First Horizon Mortgage Pass-Through Trust
2.625%(a)	02/25/35	202,870	204,297
Greenpoint Mortgage Funding Trust
0.364%(a)	04/25/36	648,437	493,584
GS Mortgage Securities Trust
4.271%	11/10/46	70,000	73,858
4.649%	11/10/46	50,000	53,191
5.161%(a)	11/10/46	40,000	42,633
HomeBanc Mortgage Trust
0.454%(a)	05/25/37	80,373	64,574
Impac CMB Trust
0.694%(a)	05/25/35	76,978	68,305
Indymac Index Mortgage Loan Trust
0.274%(a)	07/25/36	199,518	152,326
0.354%(a)	06/25/47	208,393	160,095
0.416%(a)	06/25/35	353,858	318,405
2.467%(a)	03/25/35	82,537	81,354
JPMorgan Chase Commercial Mortgage Securities Trust
4.420%	11/15/45	60,000	62,854
4.888%(a)	01/15/47	10,000	10,578
5.082%(a)	11/15/45	20,000	20,979
5.904%(a)	02/12/51	30,000	33,885
LB-UBS Commercial Mortgage Trust
6.150%(a)	09/15/45	50,000	57,002
Master Adjustable Rate Mortgages Trust
0.935%(a)	12/25/46	179,887	114,506
3.181%(a)	12/25/34	11,802	11,794
Merrill Lynch Mortgage Trust
5.841%(a)	06/12/50	25,000	27,814

Wilshire Variable Insurance Trust
Income Fund	March 31, 2014
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — (continued)
Merrill Lynch
5.485%(a)	03/12/51	$80,000	$88,089
Morgan Stanley Bank of America Merrill Lynch Trust
2.918%	02/15/46	20,000	19,153
3.214%	02/15/46	30,000	28,652
3.456%	05/15/46	90,000	87,197
Morgan Stanley Capital I Trust
5.692%(a)	04/15/49	50,000	55,268
Morgan Stanley Mortgage Loan Trust
0.454%(a)	03/25/36	102,601	41,744
0.474%(a)	01/25/35	258,168	236,959
2.690%(a)	07/25/34	44,862	44,698
2.782%(a)	08/25/34	66,969	65,767
Prime Mortgage Trust
8.000%	07/25/34	114,958	108,678
Residential Asset Securitization Trust
4.750%	02/25/19	93,332	95,639
Structured Adjustable Rate Mortgage Loan Trust
0.816%(a)	10/25/35	632,302	205,498
2.369%(a)	01/25/35	100,571	98,925
2.468%(a)	11/25/34	89,158	83,100
Wachovia Bank Commercial Mortgage Trust
5.383%	12/15/43	30,000	32,473
WaMu Mortgage Pass-Through Certificates
0.474%(a)	08/25/45	207,296	192,287
0.829%(a)	03/25/47	174,457	139,931
2.465%(a)	02/25/33	46,846	46,153
Washington Mutual MSC Mortgage Pass-Through Certificates
2.407%(a)	01/25/35	29,647	29,637
Wells Fargo Mortgage Backed Securities Trust
2.625%(a)	04/25/36	17,543	16,975
WF-RBS Commercial Mortgage Trust
3.667%	11/15/44	26,000	26,737
			5,230,707

Total Collateralized Mortgage Obligations
(Cost $28,934,725)			28,673,144

CORPORATE BONDS — 26.1%
Consumer Discretionary — 2.0%
CCO Holdings LLC
6.500%	04/30/21	130,000	137,800
Comcast Corp.
6.500%	01/15/15	355,000	371,282
6.950%(c)	08/15/37	10,000	13,032

	Maturity Date	Par	Value

Consumer Discretionary — (continued)
CSC Holdings LLC
6.750%(c)	11/15/21	$30,000	$33,525
DISH DBS Corp.
5.000%(c)	03/15/23	10,000	10,075
5.125%	05/01/20	10,000	10,425
7.875%(c)	09/01/19	45,000	53,213
Ford Motor Co.
4.750%	01/15/43	100,000	96,702
Hilton Worldwide Finance LLC
5.625%(d)	10/15/21	110,000	114,950
Intelsat Jackson Holdings SA
5.500%(d)	08/01/23	70,000	68,600
7.250%	10/15/20	20,000	21,700
7.500%	04/01/21	20,000	21,950
McDonald's Corp. MTN
5.350%(c)	03/01/18	40,000	45,345
Michaels Stores, Inc.
7.750%	11/01/18	20,000	21,375
News America, Inc.
6.650%	11/15/37	10,000	12,214
Service Corp. International
7.500%	04/01/27	30,000	31,800
Telefonica Emisiones SAU
6.221%(c)	07/03/17	20,000	22,623
Time Warner Cable, Inc.
5.500%	09/01/41	10,000	10,426
5.875%	11/15/40	40,000	43,342
6.750%(c)	06/15/39	30,000	35,557
8.250%(c)	04/01/19	150,000	186,893
Time Warner, Inc.
7.700%(c)	05/01/32	90,000	120,694
Viacom, Inc.
4.250%	09/01/23	60,000	61,725
			1,545,248
Consumer Staples — 2.0%
Altria Group, Inc.
2.850%	08/09/22	100,000	93,840
4.750%(c)	05/05/21	110,000	120,046
5.375%	01/31/44	40,000	41,816
9.250%	08/06/19	140,000	184,736
CVS Caremark Corp.
2.750%	12/01/22	230,000	216,964
Kraft Foods Group, Inc.
3.500%(c)	06/06/22	80,000	80,482
5.375%	02/10/20	60,000	68,419
Lorillard Tobacco Co.
3.750%	05/20/23	80,000	75,405
Molson Coors Brewing Co.
3.500%(c)	05/01/22	10,000	9,976
Mondelez International, Inc.
5.375%	02/10/20	110,000	124,355
PepsiCo, Inc.
0.700%	08/13/15	120,000	120,276

Wilshire Variable Insurance Trust
Income Fund	March 31, 2014
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Consumer Staples — (continued)
7.900%(c)	11/01/18	$41,000	$51,517
Philip Morris International, Inc.
2.500%(c)	08/22/22	50,000	47,004
2.900%	11/15/21	120,000	118,426
4.500%	03/20/42	60,000	58,727
Reynolds American, Inc.
3.250%	11/01/22	40,000	37,632
6.750%	06/15/17	70,000	80,704
			1,530,325
Energy — 4.3%
Access Midstream Partners
4.875%	03/15/24	40,000	39,900
4.875%	05/15/23	40,000	40,300
5.875%(c)	04/15/21	30,000	31,950
Anadarko Finance Co.
7.500%(c)	05/01/31	70,000	89,128
Apache Corp.
3.250%	04/15/22	31,000	31,268
Arch Coal, Inc.
7.000%(c)	06/15/19	20,000	15,450
Atwood Oceanics, Inc.
6.500%(c)	02/01/20	30,000	32,250
Baker Hughes, Inc.
7.500%	11/15/18	160,000	196,621
Chesapeake Energy Corp.
6.875%(c)	11/15/20	90,000	102,150
Concho Resources, Inc.
5.500%(c)	10/01/22	30,000	31,275
6.500%(c)	01/15/22	44,000	47,960
ConocoPhillips
5.900%	05/15/38	60,000	73,844
CONSOL Energy, Inc.
8.250%	04/01/20	95,000	103,194
Continental Resources, Inc.
4.500%(c)	04/15/23	30,000	31,070
5.000%	09/15/22	110,000	115,500
Devon Energy Corp.
5.600%	07/15/41	110,000	121,828
Devon Financing Corp. LLC
7.875%	09/30/31	30,000	40,809
Energy Transfer Equity
7.500%(c)	10/15/20	30,000	34,312
Enterprise Products Operating LLC
6.500%	01/31/19	200,000	236,526
Hess Corp.
7.875%	10/01/29	60,000	78,800
8.125%(c)	02/15/19	70,000	87,637
Kerr-McGee Corp.
7.875%	09/15/31	115,000	149,279
Key Energy Services, Inc.
6.750%(c)	03/01/21	110,000	115,637

	Maturity Date	Par	Value

Energy — (continued)
MarkWest Energy Partners
5.500%	02/15/23	$10,000	$10,275
6.250%	06/15/22	12,000	12,960
6.500%(c)	08/15/21	26,000	28,080
Noble Energy, Inc.
4.150%(c)	12/15/21	170,000	179,104
Occidental Petroleum Corp.
2.700%(c)	02/15/23	60,000	56,699
3.125%	02/15/22	80,000	79,449
Peabody Energy Corp.
6.250%(c)	11/15/21	30,000	30,075
6.500%(c)	09/15/20	50,000	51,625
Pemex Project Funding Master Trust
6.625%	06/15/35	207,000	229,770
Penn Virginia Resource Partners
8.375%	06/01/20	72,000	80,820
Plains Exploration & Production Co.
6.125%(c)	06/15/19	150,000	165,563
QEP Resources, Inc.
5.250%(c)	05/01/23	40,000	39,800
6.875%(c)	03/01/21	30,000	33,000
Range Resources Corp.
5.750%(c)	06/01/21	30,000	32,138
6.750%(c)	08/01/20	60,000	64,800
Regency Energy Partners
5.875%	03/01/22	30,000	31,125
6.500%(c)	07/15/21	55,000	58,988
Samson Investment Co.
10.750%(d)	02/15/20	50,000	54,500
Transocean, Inc.
5.050%	12/15/16	40,000	43,507
6.375%	12/15/21	30,000	33,719
Williams Cos., Inc.
7.500%(c)	01/15/31	167,000	183,777
7.750%(c)	06/15/31	25,000	28,048
			3,374,510
Financials — 9.3%
American Express Co.
6.800%(a)	09/01/66	85,000	93,135
American Express Credit Corp. MTN
5.125%	08/25/14	180,000	183,358
American International Group, Inc.
5.850%	01/16/18	40,000	45,711
6.250%	03/15/37	100,000	105,000
Bank of America Corp. MTN
2.600%(c)	01/15/19	120,000	120,473
3.300%(c)	01/11/23	230,000	221,740
3.875%	03/22/17	30,000	31,999
5.000%(c)	05/13/21	40,000	44,106
5.650%	05/01/18	120,000	135,652
5.750%	12/01/17	10,000	11,321
7.625%	06/01/19	210,000	258,462

Wilshire Variable Insurance Trust
Income Fund	March 31, 2014
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Financials — (continued)
Berkshire Hathaway, Inc.
3.200%	02/11/15	$60,000	$61,477
BNP Paribas SA MTN
2.375%(c)	09/14/17	60,000	61,454
Boeing Capital Corp.
4.700%	10/27/19	70,000	78,104
CIT Group, Inc.
5.000%(c)	08/01/23	70,000	71,575
Citigroup, Inc.
5.000%	09/15/14	5,000	5,097
5.350%(a)	05/29/49	50,000	46,375
5.500%	10/15/14	5,000	5,132
5.500%	09/13/25	80,000	85,216
5.900%(a)	12/29/49	30,000	29,322
5.950%(a) (c)	12/29/49	40,000	39,100
6.010%	01/15/15	68,000	70,875
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%	01/19/17	80,000	84,815
Countrywide Financial Corp.
6.250%	05/15/16	50,000	54,841
Ford Motor Credit Co. LLC
8.125%	01/15/20	180,000	226,979
General Electric Capital Corp. MTN
1.625%	07/02/15	40,000	40,544
5.625%	05/01/18	180,000	205,719
6.375%(a)	11/15/67	290,000	319,000
6.875%(c)	01/10/39	300,000	395,082
Goldman Sachs Capital II
4.000%(a)	06/01/43	20,000	15,400
Goldman Sachs Group, Inc. MTN
2.375%	01/22/18	10,000	10,066
4.000%	03/03/24	10,000	9,925
5.375%	03/15/20	150,000	167,361
5.750%	01/24/22	180,000	204,105
6.000%	05/01/14	20,000	20,088
6.000%	06/15/20	10,000	11,483
6.250%	02/01/41	220,000	261,238
6.750%(c)	10/01/37	10,000	11,455
ING US, Inc.
2.900%	02/15/18	20,000	20,492
John Deere Capital Corp. MTN
1.700%(c)	01/15/20	20,000	19,152
2.250%(c)	04/17/19	40,000	40,035
JPMorgan Chase & Co.
1.100%	10/15/15	190,000	190,780
3.375%(c)	05/01/23	70,000	66,263
4.400%	07/22/20	90,000	97,015
5.125%(c)	09/15/14	545,000	556,455
5.150%	10/01/15	200,000	212,250
MetLife, Inc.
4.750%(c)	02/08/21	80,000	89,000
5.875%	02/06/41	160,000	189,699
6.400%	12/15/36	10,000	10,550

	Maturity Date	Par	Value

Financials — (continued)
Morgan Stanley MTN
0.687%(a)	10/18/16	$40,000	$39,900
4.750%	03/22/17	20,000	21,827
6.625%	04/01/18	100,000	116,576
Royal Bank of Scotland Group PLC
2.550%	09/18/15	30,000	30,636
4.700%	07/03/18	10,000	10,278
6.100%(c)	06/10/23	60,000	62,281
SLM Corp. MTN
3.875%	09/10/15	130,000	133,900
5.000%	04/15/15	10,000	10,375
SunTrust Preferred Capital I
4.000%(a)	12/31/49	11,000	8,470
Toyota Motor Credit Corp. MTN
1.250%	10/05/17	130,000	128,811
Wachovia Capital Trust III
5.570%(a)	12/31/49	350,000	336,438
Wells Fargo & Co.
1.500%(c)	01/16/18	50,000	49,523
2.100%(c)	05/08/17	40,000	40,957
3.450%	02/13/23	40,000	38,823
3.676%(b)	06/15/16	50,000	53,017
4.480%(c)	01/16/24	673,000	695,314
5.375%	11/02/43	50,000	52,670
Wells Fargo Capital X
5.950%	12/15/36	70,000	70,000
			7,234,272
Health Care — 2.3%
AbbVie, Inc.
1.750%	11/06/17	140,000	140,443
2.900%(c)	11/06/22	90,000	86,641
Anheuser-Busch InBev Worldwide, Inc.
2.500%	07/15/22	120,000	113,303
Catholic Health Initiatives
4.350%	11/01/42	10,000	9,150
Express Scripts Holding Co.
3.500%(c)	11/15/16	280,000	296,463
Fresenius Medical Care US Finance, Inc.
6.875%(c)	07/15/17	145,000	163,850
GlaxoSmithKline Capital PLC
2.850%	05/08/22	90,000	87,865
Hawk Acquisition Sub, Inc.
4.250%(c) (d)	10/15/20	50,000	49,187
HCA, Inc.
5.875%	03/15/22	50,000	53,875
7.500%(c)	11/15/95	20,000	17,500
7.690%(c)	06/15/25	30,000	32,025
Humana, Inc.
3.150%	12/01/22	20,000	19,027
7.200%	06/15/18	100,000	118,881

Wilshire Variable Insurance Trust
Income Fund	March 31, 2014
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Health Care — (continued)
Medtronic, Inc.
3.125%(c)	03/15/22	$10,000	$10,021
4.450%	03/15/20	60,000	65,868
Tenet Healthcare Corp.
9.250%	02/01/15	71,000	75,260
Thermo Fisher Scientific, Inc.
3.600%(c)	08/15/21	40,000	40,740
UnitedHealth Group, Inc.
3.375%(c)	11/15/21	40,000	40,524
3.875%	10/15/20	30,000	31,726
5.700%	10/15/40	60,000	70,094
6.000%(c)	02/15/18	10,000	11,509
WellPoint, Inc.
1.250%	09/10/15	30,000	30,201
3.125%(c)	05/15/22	30,000	28,709
3.700%	08/15/21	20,000	20,422
5.875%	06/15/17	20,000	22,550
Wyeth
5.950%	04/01/37	110,000	133,133
Zoetis, Inc.
3.250%(c)	02/01/23	20,000	19,291
			1,788,258
Industrials — 1.1%
Boeing Co.
6.000%	03/15/19	60,000	70,602
Continental Airlines 1998-1 Class A Pass-Through Trust
6.648%	09/15/17	35,357	37,479
Delta Air Lines, Inc.
6.821%	08/10/22	221,205	259,916
Eaton Corp.
1.500%	11/02/17	50,000	49,759
2.750%	11/02/22	170,000	161,179
4.150%(c)	11/02/42	50,000	46,227
General Electric Capital Corp. MTN
5.550%	05/04/20	30,000	34,566
General Electric Co.
0.850%	10/09/15	50,000	50,226
4.500%	03/11/44	20,000	20,310
United Airlines, Inc.
9.750%	01/15/17	24,039	27,645
United Technologies Corp.
4.500%	06/01/42	60,000	61,096
Waste Management, Inc.
4.600%(c)	03/01/21	20,000	21,692
7.375%	05/15/29	20,000	25,428
			866,125
Information Technology — 0.1%
Oracle Corp.
1.200%	10/15/17	120,000	119,057

	Maturity Date	Par	Value

Materials — 1.8%
ArcelorMittal
5.000%(c)	02/25/17	$30,000	$31,838
Ball Corp.
4.000%(c)	11/15/23	20,000	18,700
5.000%	03/15/22	160,000	164,000
Barrick Corp.
3.850%(c)	04/01/22	30,000	28,655
4.100%(c)	05/01/23	90,000	85,377
Barrick North America Finance LLC
4.400%	05/30/21	170,000	171,296
Celulosa Arauco y Constitucion SA
4.750%	01/11/22	60,000	60,289
Cliffs Natural Resources, Inc.
3.950%(c)	01/15/18	120,000	120,617
4.800%(c)	10/01/20	30,000	29,456
Eagle Spinco, Inc.
4.625%(d)	02/15/21	50,000	49,437
Ecolab, Inc.
4.350%	12/08/21	20,000	21,520
Freeport-McMoRan Copper & Gold, Inc.
2.375%(c)	03/15/18	20,000	19,943
3.100%(c)	03/15/20	60,000	58,369
Hexion US Finance Corp.
6.625%	04/15/20	40,000	41,400
Plains Exploration & Production Co.
6.500%	11/15/20	10,000	11,013
6.875%	02/15/23	10,000	11,125
PPG Industries, Inc.
6.650%(c)	03/15/18	30,000	34,800
Rio Tinto Finance USA, Ltd.
2.250%	12/14/18	10,000	9,999
Rock Tenn Co.
3.500%	03/01/20	40,000	40,573
4.000%	03/01/23	20,000	20,110
Southern Copper Corp.
5.250%	11/08/42	180,000	154,108
Steel Dynamics, Inc.
7.625%	03/15/20	10,000	10,825
Vale Overseas, Ltd.
4.375%(c)	01/11/22	216,000	214,451
			1,407,901
Telecommunication Services — 1.8%
AT&T, Inc.
2.500%	08/15/15	50,000	51,243
3.875%(c)	08/15/21	30,000	31,290
4.350%	06/15/45	112,000	98,848
5.500%(c)	02/01/18	20,000	22,565
Qwest Corp.
6.875%	09/15/33	20,000	19,723

Wilshire Variable Insurance Trust
Income Fund	March 31, 2014
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Telecommunication Services — (continued)
Sprint Capital Corp.
6.875%	11/15/28	$20,000	$19,400
Sprint Corp.
7.875%(c) (d)	09/15/23	160,000	176,000
tw telecom holdings inc
5.375%(c)	10/01/22	30,000	30,600
Verizon Communications, Inc.
2.450%	11/01/22	40,000	36,452
3.450%	03/15/21	30,000	30,411
4.500%	09/15/20	30,000	32,581
5.050%	03/15/34	20,000	20,517
5.150%	09/15/23	360,000	393,955
6.350%	04/01/19	40,000	47,185
6.400%	09/15/33	220,000	261,194
6.550%	09/15/43	80,000	97,355
			1,369,319
Utilities — 1.4%
AES Corp. (The)
8.000%	06/01/20	180,000	212,400
Exelon Corp.
5.625%	06/15/35	160,000	171,744
FirstEnergy Corp.
2.750%(c)	03/15/18	30,000	29,909
4.250%	03/15/23	120,000	116,393
7.375%	11/15/31	280,000	321,623
MidAmerican Energy Holdings Co.
6.500%	09/15/37	20,000	24,734
Pacific Gas & Electric Co.
6.050%	03/01/34	60,000	70,863
8.250%	10/15/18	40,000	49,796
Southern Natural Gas Co. LLC
5.900%(c) (d)	04/01/17	30,000	33,674
8.000%	03/01/32	75,000	99,213
			1,130,349
Total Corporate Bonds
(Cost $19,138,124)			20,365,364

FOREIGN BONDS — 5.8% (e)
Australia — 0.7%
BHP Billiton Finance USA, Ltd.
6.500%(c)	04/01/19	190,000	228,129
5.000%	09/30/43	60,000	63,491
3.250%	11/21/21	20,000	20,223
Rio Tinto Finance USA, Ltd.
9.000%(c)	05/01/19	180,000	234,148
6.500%	07/15/18	20,000	23,504
3.750%	09/20/21	20,000	20,598
			590,093

	Maturity Date	Par	Value

Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%(c)	01/15/20	$100,000	$114,798

Brazil — 0.9%
Petrobras International Finance Co.
6.125%	10/06/16	90,000	96,860
5.750%(c)	01/20/20	10,000	10,438
5.375%	01/27/21	320,000	323,623
3.875%(c)	01/27/16	50,000	51,347
Vale Overseas, Ltd.
6.875%	11/21/36	185,000	197,113
			679,381
Canada — 1.6%
Province of British Columbia
2.000%	10/23/22	200,000	185,842
Province of New Brunswick Canada
2.750%(c)	06/15/18	250,000	259,410
Province of Ontario Canada
4.400%(c)	04/14/20	270,000	298,214
1.200%	02/14/18	320,000	315,469
Province of Quebec Canada
2.625%	02/13/23	240,000	227,203
Rogers Communications, Inc.
6.750%	03/15/15	10,000	10,585
			1,296,723
France — 0.1%
Cie Generale de Geophysique-Veritas
7.750%	05/15/17	100,000	101,500

Hungary — 0.1%
Hungary Government International Bond
5.750%	11/22/23	104,000	107,380

Mexico — 0.4%
America Movil SAB de CV
5.625%(c)	11/15/17	80,000	90,700
5.000%	03/30/20	100,000	109,563
Petroleos Mexicanos
3.500%(c)	01/30/23	196,000	184,436
			384,699
Netherlands — 0.3%
Shell International Finance BV
4.375%	03/25/20	180,000	197,566

Wilshire Variable Insurance Trust
Income Fund	March 31, 2014
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Poland — 0.3%
Poland Government International Bond
4.000%	01/22/24	$210,000	$211,103

Russia — 0.2%
Russian Foreign Bond - Eurobond
7.500%(b) (c)	03/31/30	98,670	112,237

South Africa — 0.3%
South Africa Government International Bond
5.875%(c)	09/16/25	200,000	215,000

Spain — 0.1%
Telefonica Emisiones SAU
5.877%(c)	07/15/19	40,000	44,996

United Kingdom — 0.6%
BP Capital Markets PLC
3.875%	03/10/15	90,000	92,965
Diageo Capital PLC
4.828%(c)	07/15/20	310,000	344,630
Royal Bank of Scotland Group PLC
7.648%(a)	08/31/49	10,000	10,750
5.000%	10/01/14	20,000	20,275
			468,620
Total Foreign Bonds
(Cost $4,400,752)			4,524,096

MUNICIPAL BOND — 0.2%
Northstar Education Finance, Inc., RB
1.433%	01/29/46	150,000	136,815

Total Municipal Bonds
(Cost $124,896)			136,815

PREFERRED STOCK — 0.5%
GMAC Capital Trust I, 8.125%(a)		15,499	423,123

Total Preferred Stock (Cost $384,375)			423,123

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.1%
FHLB
5.500%	07/15/36	170,000	207,624
FHLMC
0.093%(f)	04/28/14	1,000,000	999,978
0.120%(f)	05/27/14	700,000	699,967

	Maturity Date	Par/Shares	Value

FNMA
0.120%(f)	06/04/14	$1,300,000	$1,299,931
0.130%(f)	06/11/14	1,400,000	1,399,916
4.687%(f)	10/09/19	670,000	576,783
6.250%	05/15/29	180,000	236,691
6.625%	11/15/30	540,000	742,009
Tennessee Valley Authority
5.250%	09/15/39	100,000	113,239

Total U.S. Government & Agency Obligations (Cost $6,126,460)			6,276,138

U.S. TREASURY OBLIGATIONS — 22.2%
U.S. Treasury Bond
3.750%(c)	11/15/43	2,990,000	3,095,583
3.625%(c)	02/15/44	440,000	445,087
2.750%(c)	08/15/42	1,540,000	1,314,775
U.S. Treasury Inflation-Protected Security
1.375%(c) (g)	02/15/44	50,184	51,211
0.750%(c) (g)	02/15/42	424,436	369,856
0.375%(g)	07/15/23	753,863	745,617
U.S. Treasury Note
3.625%(c)	08/15/19	490,000	534,980
2.750%(c)	11/15/23	1,380,000	1,386,253
2.750%(c)	02/15/24	1,080,000	1,082,363
2.250%	03/31/21	1,100,000	1,095,875
2.000%	09/30/20	50,000	49,406
2.000%	02/28/21	3,510,000	3,443,536
1.500%(c)	02/28/19	1,540,000	1,524,630
1.500%(c)	12/31/18	320,000	317,600
1.500%	08/31/18	950,000	948,219
1.375%	06/30/18	410,000	408,078
0.750%(c)	01/15/17	500,000	499,258
0.250%	10/31/15	10,000	9,999

Total U.S. Treasury Obligations (Cost $17,466,933)			17,322,326

ESCROW SECURITIES — 0.0%
Financials — 0.0%
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(h)	11/29/49	200,000	—
Lehman Brothers Holdings, Inc. MTN
6.500%(h)	07/19/17	160,000	—
6.750%(h)	12/28/17	340,000	—
			—
Total Escrow Securities
(Cost $–)			—

Wilshire Variable Insurance Trust
Income Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Maturity Date	Shares/Par	Value

SHORT-TERM INVESTMENTS (i) — 28.5%
Northern Trust Institutional Government Select Portfolio, 0.010%	9,245,529	$9,245,529
Northern Trust Institutional Liquid Asset Portfolio, 0.010%(j)	12,968,029	12,968,029

Total Short-Term Investments (Cost $22,213,558)		22,213,558
Total Investments — 132.1%
(Cost $101,691,805)†		102,972,572
Other Assets & Liabilities, Net — (32.1)%		(25,038,703)
NET ASSETS — 100.0%		$77,933,869

TBA SALES COMMITMENT — (2.7)%
COLLATERALIZED MORTAGE OBLIGATION — (2.7)%
FNMA TBA
3.500%	04/01/41	$(2,100,000)	$(2,112,469)

Total TBA Sales Commitment
(Proceeds $2,114,688)			$(2,112,469)

(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2014. The date reported on the Schedule of Investments is the final maturity date.
(b)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2014. The coupon on a step bond changes on a specified date.
(c)	This security or a partial position of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $12,693,230.
(d)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other  "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(e)	Foreign security denominated in U.S. currency.
(f)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(g)	Inflation protected security. Principal amounts periodically adjusted for inflation.
(h)	Security in default on interest payments.
(i)	Rate shown is the 7-day effective yield as of March 31, 2014.
(j)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2014 was $12,968,029
†	At March 31, 2014, the tax basis cost of the Fund's investments was $101,691,805, and the unrealized appreciation and depreciation were $2,586,687 and $(1,305,920) respectively.

FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
Ltd. — Limited
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
Ser — Series
TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$3,038,008	$—		$3,038,008
Collateralized Mortgage Obligations	—	28,673,144	—		28,673,144
Corporate Bonds	—	20,365,364	—		20,365,364
Foreign Bonds	—	4,524,096	—		4,524,096
Municipal Bond	—	136,815	—		136,815
Preferred Stock	423,123	—	—		423,123
U.S. Government & Agency Obligations	—	6,276,138	—		6,276,138
U.S. Treasury Obligations	—	17,322,326	—		17,322,326
Escrow Securities	—	—	—	^	—	^
Short-Term Investments	22,213,558	—	—		22,213,558
Total Investments in Securities	$22,636,681	$80,335,891	$—	^	$102,972,572

TBA Sales Commitment	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligation	$—	$(2,112,469)	$—	$(2,112,469)

^
As of March 31, 2014 all of the Fund’s investments were considered Level 1 or Level 2, except for Lehman Brothers Holdings Capital Trust VII MTN and Lehman Brothers Holdings, Inc. MTN, which were considered Level 3 when converted to escrow shares on March 21, 2012 and were valued at $0, and the values have remained $0 throughout the period ended March 31, 2014.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Small Cap Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS — 67.6%
554,218	Wilshire Small Company Growth Portfolio*	$14,448,470
614,511	Wilshire Small Company Value Portfolio*	15,270,589

Total Investments in Underlying Funds
(Cost $25,575,516)		29,719,059

COMMON STOCK — 31.6%
Consumer Discretionary — 4.8%
528	American Axle & Manufacturing Holdings, Inc.†	9,779
166	America's Car-Mart, Inc.†(a)	6,095
70	ANN, Inc.†	2,904
2,849	Asbury Automotive Group, Inc.†(a)	157,578
120	Ascent Capital Group, Inc., Class A†	9,066
878	Bassett Furniture Industries, Inc.	13,038
130	Brunswick Corp.	5,888
1,895	Capella Education Co.(a)	119,669
160	Children's Place Retail Stores, Inc. (The)	7,970
270	Citi Trends, Inc.†(a)	4,398
1,025	Dana Holding Corp.(a)	23,852
990	Deckers Outdoor Corp.†	78,933
2,250	Denny's Corp.†(a)	14,467
68	DineEquity, Inc.	5,309
1,520	Dorman Products, Inc.†(a)	89,771
4,420	Express, Inc.†(a)	70,189
320	Federal-Mogul Corp.†	5,987
221	Flexsteel Industries, Inc.	8,314
438	FTD, Inc.†(a)	13,933
1,430	G-III Apparel Group, Ltd.†	102,359
1,465	Group 1 Automotive, Inc.(a)	96,192
1,917	Harte-Hanks, Inc.(a)	16,946
260	Hillenbrand, Inc.	8,406
634	Iconix Brand Group, Inc.†(a)	24,897
860	Isle of Capri Casinos, Inc.†(a)	6,596
250	Jack in the Box, Inc.†	14,735
572	JAKKS Pacific, Inc.(a)	4,130
120	Johnson Outdoors, Inc., Class A(a)	3,050
470	Jones Group, Inc. (The)(a)	7,036
2,038	Journal Communications, Inc., Class A†(a)	18,057
5,740	Krispy Kreme Doughnuts, Inc.†(a)	101,770
310	La-Z-Boy, Inc., Class Z	8,401
849	Libbey, Inc.†(a)	22,074
509	Lifetime Brands, Inc.	9,091
115	Lithia Motors, Inc., Class A	7,643
704	Live Nation Entertainment, Inc.†	15,312
1,197	Marcus Corp.(a)	19,990
273	Marriott Vacations Worldwide Corp.†	15,263
370	Matthews International Corp., Class A(a)	15,100
190	Meredith Corp.	8,822
2,650	Meritage Homes Corp.†	110,982
430	Modine Manufacturing Co.†	6,299
2,228	Morgans Hotel Group Co.†	17,913
740	National CineMedia, Inc.(a)	11,100
1,090	Orient-Express Hotels, Ltd., Class A†(a)	15,707
403	Penske Automotive Group, Inc.(a)	17,232
7,270	Pier 1 Imports, Inc.(a)	137,258
614	Pinnacle Entertainment, Inc.†(a)	14,552
1,775	Reading International, Inc., Class A†(a)	13,011
2,525	Red Robin Gourmet Burgers, Inc.†(a)	180,992
942	Regis Corp.(a)	12,905
251	Rent-A-Center, Inc., Class A(a)	6,677
632	Scholastic Corp.(a)	21,791
2,768	Scientific Games Corp., Class A†(a)	38,005

Shares		Value
Consumer Discretionary — (continued)
290	Shiloh Industries, Inc.†(a)	$5,145
373	Skechers U.S.A., Inc., Class A†(a)	13,630
528	Sonic Automotive, Inc., Class A	11,869
6,010	Sonic Corp.†(a)	136,968
130	Sotheby's(a)	5,662
1,113	Spartan Motors, Inc.(a)	5,721
3,605	Steven Madden, Ltd.†	129,708
120	Tenneco, Inc.†	6,968
174	Unifi, Inc.†(a)	4,014
360	Wolverine World Wide, Inc.(a)	10,278
		2,107,397
Consumer Staples — 1.7%
2,220	Alliance One International, Inc.†	6,483
228	Andersons, Inc. (The)(a)	13,507
240	Boulder Brands, Inc.†(a)	4,229
70	Casey's General Stores, Inc.(a)	4,731
703	Chiquita Brands International, Inc.†(a)	8,752
186	Coca-Cola Bottling Co. Consolidated(a)	15,806
620	Darling International, Inc.†	12,413
474	Fresh Del Monte Produce, Inc.(a)	13,068
2,979	Fresh Market, Inc. (The)†(a)	100,094
2,109	Harbinger Group, Inc.†(a)	25,793
577	Ingles Markets, Inc., Class A(a)	13,744
3,184	Inter Parfums, Inc.(a)	115,292
900	J&J Snack Foods Corp.	86,373
338	John B. Sanfilippo & Son, Inc.	7,781
956	Omega Protein Corp.†(a)	11,539
994	Pantry, Inc. (The)†(a)	15,248
210	Post Holdings, Inc.†	11,575
663	Revlon, Inc., Class A†	16,940
10,010	Rite Aid Corp.†	62,763
233	Seneca Foods Corp., Class A†(a)	7,335
313	Spartan Stores, Inc.	7,265
210	Spectrum Brands Holdings, Inc.(a)	16,737
2,380	SUPERVALU, Inc.†(a)	16,279
2,288	TreeHouse Foods, Inc.†(a)	164,713
		758,460
Energy — 1.7%
810	Alon USA Energy, Inc.	12,101
3,840	Alpha Natural Resources, Inc.†(a)	16,320
440	Bristow Group, Inc.(a)	33,229
810	Callon Petroleum Co.†(a)	6,780
90	Clayton Williams Energy, Inc.†	10,171
200	Delek US Holdings, Inc.(a)	5,808
2,950	Emerald Oil, Inc.†(a)	19,824
360	Energy XXI Bermuda, Ltd.(a)	8,485
420	Era Group, Inc.†	12,310
409	Exterran Holdings, Inc.(a)	17,947
5,710	Forest Oil Corp.†(a)	10,906
438	Helix Energy Solutions Group, Inc.†	10,065
4,790	ION Geophysical Corp.†(a)	20,166
285	LinnCo LLC(a)	7,709
7,450	Matador Resources Co.†	182,450
8,890	Pacific Drilling†(a)	96,723
3,050	PDC Energy, Inc.†	189,893
1,600	PetroQuest Energy, Inc.†(a)	9,120
380	Stone Energy Corp.†(a)	15,949
3,910	Vaalco Energy, Inc.†(a)	33,431
841	Westmoreland Coal Co.†(a)	25,045
		744,432
Financials — 7.2%
1,470	AG Mortgage Investment Trust, Inc.(b)	25,740
503	Alexander & Baldwin, Inc.	21,408
100	Altisource Residential Corp., Class B(a) (b)	3,156

Wilshire Variable Insurance Trust
Small Cap Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
376	American Capital Mortgage Investment Corp.(b)	$7,057
245	Amerisafe, Inc.(a)	10,758
1,420	Apollo Residential Mortgage, Inc.(a) (b)	23,047
551	Argo Group International Holdings, Ltd.	25,291
1,899	ARMOUR Residential, Inc.(a) (b)	7,824
850	Ashford Hospitality Prime, Inc.(a) (b)	12,852
4,332	Astoria Financial Corp.	59,868
1,290	BancorpSouth, Inc.(a)	32,198
1,321	Bank Mutual Corp.	8,375
99	Bank of Marin Bancorp	4,457
2,120	Bank of the Ozarks, Inc.(a)	144,287
3,257	Boston Private Financial Holdings, Inc.(a)	44,067
1,736	Capstead Mortgage Corp.(a) (b)	21,978
230	Cash America International, Inc.(a)	8,906
701	Cathay General Bancorp(a)	17,658
3,344	Cedar Realty Trust, Inc.(a) (b)	20,432
704	Centerstate Banks, Inc.(a)	7,688
270	Central Pacific Financial Corp.	5,454
901	Chemical Financial Corp.	29,237
203	City Holding Co.(a)	9,107
1,526	CNO Financial Group, Inc.	27,621
653	Community Bank System, Inc.(a)	25,480
4,370	Cowen Group, Inc., Class A†(a)	19,272
3,210	CYS Investments, Inc.(a) (b)	26,515
3,370	DFC Global Corp.†(a)	29,757
790	DuPont Fabros Technology, Inc.(a) (b)	19,015
2,584	Dynex Capital, Inc.(a) (b)	23,127
472	Eagle Bancorp, Inc.†	17,039
634	Employers Holdings, Inc.(a)	12,826
401	Enterprise Financial Services Corp.	8,048
468	EPR Properties(a) (b)	24,986
1,194	Equity One, Inc.(a) (b)	26,674
1,107	EverBank Financial Corp.(a)	21,841
1,290	Ezcorp, Inc., Class A†(a)	13,919
723	FBL Financial Group, Inc., Class A	31,320
180	Federal Agricultural Mortgage Corp., Class C(a)	5,985
2,071	FelCor Lodging Trust, Inc.(b)	18,722
1,601	First American Financial Corp.(a)	42,507
300	First Bancorp	5,700
5,058	First Busey Corp.	29,336
119	First Citizens BancShares, Inc., Class A	28,649
4,678	First Commonwealth Financial Corp.(a)	42,289
742	First Financial Bancorp	13,341
944	First Industrial Realty Trust, Inc.(b)	18,238
1,054	FirstMerit Corp.(a)	21,955
1,070	Flagstar Bancorp, Inc.†	23,776
1,863	FNB Corp.	24,964
373	Fox Chase Bancorp, Inc.	6,285
470	Franklin Financial Corp.†	9,193
651	Glacier Bancorp, Inc.(a)	18,925
880	Global Indemnity PLC, Class A†(a)	23,179
533	Greenlight Capital Re, Ltd., Class A†	17,482
738	Hanmi Financial Corp.(a)	17,195
283	Heartland Financial USA, Inc.	7,638
5,424	Hilltop Holdings, Inc.†(a)	129,037
2,640	Home BancShares, Inc.	90,869
1,030	HomeTrust Bancshares, Inc.†(a)	16,253
302	Horace Mann Educators Corp.	8,758
3,440	Iberiabank Corp.(a)	241,316
191	Infinity Property & Casualty Corp.	12,917
570	INTL FCStone, Inc.†(a)	10,722
268	Invesco Mortgage Capital, Inc.(a) (b)	4,414
628	Investment Technology Group, Inc.†(a)	12,685
2,534	iStar Financial, Inc.† (b)	37,402

Shares		Value
Financials — (continued)
710	Kite Realty Group Trust(b)	$4,260
75	Lakeland Financial Corp.(a)	3,017
722	Maiden Holdings, Ltd.(a)	9,011
2,319	MarketAxess Holdings, Inc.	137,331
1,983	MB Financial, Inc.(a)	61,394
351	Mercantile Bank Corp.	7,238
969	MFA Financial, Inc.(b)	7,510
910	MGIC Investment Corp.†(a)	7,753
575	Montpelier Re Holdings, Ltd.(a)	17,112
362	MVC Capital, Inc.(a)	4,905
4,534	National Penn Bancshares, Inc.	47,380
47	National Western Life Insurance Co., Class A	11,491
180	Navigators Group, Inc. (The)†(a)	11,050
482	NBT Bancorp, Inc.(a)	11,790
302	Nelnet, Inc., Class A	12,352
1,006	NorthStar Realty Finance Corp.(b)	16,237
787	Old National Bancorp(a)	11,734
329	One Liberty Properties, Inc.(b)	7,014
375	Oppenheimer Holdings, Inc., Class A	10,519
389	Pacific Continental Corp.	5,353
809	PHH Corp.†(a)	20,905
128	Phoenix, Inc.†(a)	6,624
250	Physicians Realty Trust(b)	3,480
435	Pinnacle Financial Partners, Inc.(a)	16,308
319	Piper Jaffray Cos.†	14,610
217	Platinum Underwriters Holdings, Ltd.(a)	13,042
670	Potlatch Corp.(b)	25,922
403	Primerica, Inc.(a)	18,985
8,913	PrivateBancorp, Inc., Class A(a)	271,936
510	Prospect Capital Corp.	5,508
777	Provident Financial Services, Inc.	14,274
981	RAIT Financial Trust(b)	8,329
425	Republic Bancorp, Inc., Class A(a)	9,605
1,580	Resource Capital Corp.(a) (b)	8,801
386	RLI Corp.(a)	17,077
494	RLJ Lodging Trust(a) (b)	13,209
540	Rockville Financial, Inc.(a)	7,339
210	Rouse Properties, Inc.(a) (b)	3,620
352	S&T Bancorp, Inc.(a)	8,342
1,270	Safeguard Scientifics, Inc.†(a)	28,168
419	Simmons First National Corp., Class A(a)	15,616
537	Sterling Financial Corp.	17,898
230	Stifel Financial Corp.†(a)	11,445
1,364	Strategic Hotels & Resorts, Inc.† (b)	13,899
680	Sunstone Hotel Investors, Inc.(b)	9,336
2,125	Susquehanna Bancshares, Inc.	24,204
220	SVB Financial Group†	28,332
1,260	Symetra Financial Corp.	24,973
240	Territorial Bancorp, Inc.(a)	5,184
2,289	Texas Capital Bancshares, Inc.†(a)	148,648
385	Trico Bancshares(a)	9,983
1,358	TrustCo Bank Corp.	9,560
665	Union First Market Bankshares Corp.	16,904
281	United Fire Group, Inc.(a)	8,528
161	Walter Investment Management Corp.†(a)	4,803
2,204	Webster Financial Corp.	68,456
1,021	Western Alliance Bancorp†	25,117
		3,181,438
Health Care — 4.5%
3,050	Air Methods Corp.†(a)	162,962
8,334	Akorn, Inc.†(a)	183,348
219	Almost Family, Inc.†(a)	5,059
180	Alnylam Pharmaceuticals, Inc.†	12,085
343	Amsurg Corp., Class A†	16,148
250	Analogic Corp.(a)	20,528

Wilshire Variable Insurance Trust
Small Cap Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
640	Aratana Therapeutics, Inc.†(a)	$11,879
4,281	Cambrex Corp.†(a)	80,782
3,205	Cantel Medical Corp.(a)	108,073
120	Celldex Therapeutics, Inc.†(a)	2,120
4,117	Centene Corp.†	256,283
371	CONMED Corp.(a)	16,120
400	Gentiva Health Services, Inc.†	3,648
3,180	Geron Corp.†(a)	6,614
792	HealthSouth Corp.(a)	28,457
260	Hi-Tech Pharmacal Co., Inc.†(a)	11,266
3,340	ICON PLC†	158,817
230	Impax Laboratories, Inc.†	6,074
489	Kindred Healthcare, Inc.	11,452
2,310	Lannett Co., Inc.†	82,513
2,410	Lexicon Pharmaceuticals, Inc.†(a)	4,169
719	Magellan Health Services, Inc.†	42,673
340	MedAssets, Inc.†	8,401
2,540	Medidata Solutions, Inc.†(a)	138,024
568	Molina Healthcare, Inc.†(a)	21,334
191	National Healthcare Corp.	10,652
240	Nektar Therapeutics†	2,909
1,990	Neogen Corp.†(a)	89,450
523	NuVasive, Inc.†	20,088
450	OraSure Technologies, Inc.†(a)	3,587
320	Orthofix International NV†	9,648
148	Owens & Minor, Inc.(a)	5,184
1,710	Pacific Biosciences of California, Inc.†	9,149
3,270	PAREXEL International Corp.†	176,874
1,192	PDL BioPharma, Inc.(a)	9,906
659	PharMerica Corp.†(a)	18,439
2,620	Prestige Brands Holdings, Inc.†	71,395
3,200	Rigel Pharmaceuticals, Inc.†(a)	12,416
2,404	RTI Surgical, Inc.†(a)	9,808
710	Sciclone Pharmaceuticals, Inc.†	3,231
2,252	Select Medical Holdings Corp.(a)	28,037
4,770	Targacept, Inc.†(a)	22,658
2,327	Triple-S Management Corp., Class B†(a)	37,558
1,454	Universal American Corp.	10,280
237	WellCare Health Plans, Inc.†	15,054
300	Wright Medical Group, Inc.†	9,321
		1,974,473
Industrials — 5.2%
397	AAR Corp.(a)	10,302
3,640	ACCO Brands Corp.†(a)	22,422
1,440	Accuride Corp.†(a)	6,379
1,140	Actuant Corp., Class A	38,931
1,980	Advisory Board Co. (The)†(a)	127,215
1,490	Air Transport Services Group, Inc.†(a)	11,697
252	Albany International Corp., Class A(a)	8,956
167	American Airlines Group, Inc.†(a)	6,112
71	American Science & Engineering, Inc.(a)	4,769
379	Ampco-Pittsburgh Corp.(a)	7,152
1,356	ARC Document Solutions, Inc.†	10,089
545	Argan, Inc.	16,203
280	Arkansas Best Corp.(a)	10,346
220	Atlas Air Worldwide Holdings, Inc.†(a)	7,759
340	Barnes Group, Inc.(a)	13,080
3,130	Beacon Roofing Supply, Inc.†(a)	121,006
1,385	Blount International, Inc.†(a)	16,481
422	Brady Corp., Class A	11,457
1,210	Brink's Co. (The)	34,546
2,639	Casella Waste Systems, Inc., Class A†(a)	13,485
3,240	CBIZ, Inc.†(a)	29,678
1,260	Chart Industries, Inc.†(a)	100,233
704	Comfort Systems USA, Inc.	10,729
470	CRA International, Inc.†(a)	10,326

Shares		Value
Industrials — (continued)
380	Cubic Corp.(a)	$19,407
850	Curtiss-Wright Corp.	54,009
320	DigitalGlobe, Inc.†	9,283
250	Ducommun, Inc.†	6,265
176	EMCOR Group, Inc.	8,235
502	Encore Wire Corp.(a)	24,352
3,730	EnerSys, Inc.(a)	258,452
1,795	Federal Signal Corp.†	26,745
857	FTI Consulting, Inc.†(a)	28,572
590	Furmanite Corp.†	5,794
64	Generac Holdings, Inc.(a)	3,774
570	General Cable Corp.(a)	14,598
1,498	Great Lakes Dredge & Dock Corp.†(a)	13,677
1,564	Griffon Corp.(a)	18,674
8,540	Healthcare Services Group, Inc.(a)	248,173
125	HEICO Corp.(a)	7,520
253	Hyster-Yale Materials Handling, Inc.	24,667
3,442	JetBlue Airways Corp.†(a)	29,911
3,900	KEYW Holding Corp.†(a)	72,969
590	Knoll, Inc.	10,732
800	Kratos Defense & Security Solutions, Inc.†	6,032
542	Layne Christensen Co.†(a)	9,859
870	Lydall, Inc.†(a)	19,897
146	MasTec, Inc.†(a)	6,342
250	Matson, Inc.	6,173
780	Meritor, Inc.†	9,555
1,306	Miller Industries, Inc.(a)	25,506
470	Mistras Group, Inc.†(a)	10,702
208	Mueller Industries, Inc.(a)	6,238
527	NN, Inc.	10,382
300	Nortek, Inc.†(a)	24,663
117	Patrick Industries, Inc.†	5,187
1,000	Proto Labs, Inc.†	67,670
1,240	Quality Distribution, Inc.†	16,107
1,000	Republic Airways Holdings, Inc.†	9,140
673	Rexnord Corp.†	19,504
362	Rush Enterprises, Inc., Class A†(a)	11,758
3,190	Saia, Inc.†(a)	121,890
140	Teledyne Technologies, Inc.†	13,626
240	Tennant Co.	15,749
778	Tutor Perini Corp.†	22,305
160	United Stationers, Inc.	6,571
1,630	UTi Worldwide, Inc.	17,262
9,230	Wabash National Corp.†(a)	127,005
7,610	Wesco Aircraft Holdings, Inc.†	167,496
		2,291,781
Information Technology — 5.3%
889	Acxiom Corp.†(a)	30,577
80	Anixter International, Inc.	8,122
11,084	Applied Micro Circuits Corp.†(a)	109,732
7,310	Aruba Networks, Inc.†(a)	137,062
110	Badger Meter, Inc.	6,061
620	Benchmark Electronics, Inc.†	14,043
570	Black Box Corp.(a)	13,874
450	Brightcove, Inc.†	4,424
167	CACI International, Inc., Class A†	12,325
190	Cardtronics, Inc.†	7,382
5,470	Ceva, Inc.†	96,053
382	Comtech Telecommunications Corp.(a)	12,170
430	Comverse, Inc.†	14,869
1,460	Convergys Corp.(a)	31,989
250	CTS Corp.	5,220
800	Cypress Semiconductor Corp.	8,216
200	Diodes, Inc.†	5,224
960	EarthLink Holdings Corp.(a)	3,466

Wilshire Variable Insurance Trust
Small Cap Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
5,560	Ellie Mae, Inc.†(a)	$160,350
2,010	Emulex Corp.†(a)	14,854
2,990	Envestnet, Inc.†	120,138
610	Finisar Corp.†(a)	16,171
2,150	FleetMatics Group PLC†(a)	71,918
430	Global Cash Access Holdings, Inc.†(a)	2,950
90	iGATE Corp.†(a)	2,838
3,080	Imation Corp.†(a)	17,772
2,970	Imperva, Inc.†(a)	165,429
500	Infinera Corp.†	4,540
849	Insight Enterprises, Inc.†	21,318
1,020	International Rectifier Corp.†	27,948
5,330	InvenSense, Inc., Class A†(a)	126,161
400	IXYS Corp.(a)	4,540
6,240	MAXIMUS, Inc.	279,926
1,060	MoneyGram International, Inc.†(a)	18,709
2,020	Monster Worldwide, Inc.†	15,110
179	NETGEAR, Inc.†(a)	6,038
370	Newport Corp.†	7,652
802	OmniVision Technologies, Inc.†(a)	14,195
2,070	OpenTable, Inc.†(a)	159,245
1,227	Photronics, Inc.†(a)	10,466
260	Plexus Corp.†	10,418
720	PMC - Sierra, Inc.†	5,479
3,890	Qlik Technologies, Inc.†	103,435
1,710	QLogic Corp.†(a)	21,802
1,724	RF Micro Devices, Inc.†	13,585
835	Richardson Electronics, Ltd.(a)	8,985
1,023	Sanmina Corp.†	17,851
850	ScanSource, Inc.†	34,655
2,760	Sigma Designs, Inc.†	13,138
938	Spansion, Inc., Class A†	16,340
2,200	SPS Commerce, Inc.†(a)	135,190
513	SYNNEX Corp.†(a)	31,093
950	Telenav, Inc.†(a)	5,662
491	Tessera Technologies, Inc.(a)	11,602
1,050	TriQuint Semiconductor, Inc.†	14,060
983	TTM Technologies, Inc.†(a)	8,306
1,420	Unisys Corp.†	43,253
313	United Online, Inc.	3,618
90	Veeco Instruments, Inc.†(a)	3,774
480	Vocus, Inc.†(a)	6,398
240	Web.com Group, Inc.†	8,167
3,210	Westell Technologies, Inc., Class A†(a)	11,845
		2,317,733
Materials — 0.7%
280	A Schulman, Inc.	10,153
90	Axiall Corp.(a)	4,043
443	Berry Plastics Group, Inc.†	10,255
378	Century Aluminum Co.†(a)	4,993
211	Clearwater Paper Corp.†(a)	13,224
1,100	Globe Specialty Metals, Inc.	22,902
2,420	Graphic Packaging Holding Co.†	24,587
690	Handy & Harman, Ltd.†	15,187
250	KMG Chemicals, Inc.	3,920
291	Kraton Performance Polymers, Inc.†(a)	7,607
333	Minerals Technologies, Inc.	21,498
516	Myers Industries, Inc.(a)	10,279
435	Neenah Paper, Inc.(a)	22,498
186	Olympic Steel, Inc.(a)	5,338
351	OM Group, Inc.	11,660
1,180	Resolute Forest Products, Inc.†(a)	23,706
275	Sensient Technologies Corp.	15,513
1,340	Stillwater Mining Co.†(a)	19,846
410	SunCoke Energy, Inc.†	9,364
1,486	Wausau Paper Corp.(a)	18,917

Shares		Value
Materials — (continued)
510	Zep, Inc.(a)	$9,027
		284,517
Telecommunication Services — 0.1%
6,756	Cincinnati Bell, Inc.†(a)	23,376
570	Consolidated Communications Holdings, Inc.(a)	11,405
380	General Communication, Inc., Class A†	4,336
1,030	nTelos Holdings Corp.(a)	13,905
		53,022
Utilities — 0.4%
148	Avista Corp.(a)	4,536
305	Cleco Corp.	15,427
265	El Paso Electric Co.	9,469
219	Empire District Electric Co.	5,326
198	IDACORP, Inc.(a)	10,983
145	MGE Energy, Inc.	5,688
108	NorthWestern Corp.(a)	5,123
957	Ormat Technologies, Inc.(a)	28,719
203	Piedmont Natural Gas Co., Inc.(a)	7,184
363	PNM Resources, Inc.	9,812
541	Portland General Electric Co.(a)	17,496
257	Southwest Gas Corp.	13,737
821	UIL Holdings Corp.	30,221
219	WGL Holdings, Inc.(a)	8,773
		172,494
Total Common Stock
(Cost $11,594,099)		13,885,747

SHORT-TERM INVESTMENTS (c) — 17.0%
388,067	Northern Trust Institutional Government Select Portfolio, 0.010%	388,067
7,073,484	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	7,073,484

Total Short-Term Investments
(Cost $7,461,551)		7,461,551
Total Investments — 116.2%
(Cost $44,631,166)‡		51,066,357
Other Assets & Liabilities, Net — (16.2)%		(7,112,894)
NET ASSETS — 100.0%		$43,953,463

*	Affiliated Fund
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $6,977,109.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2014 was $7,073,484. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $49.

‡	At March 31, 2014, the tax basis cost of the Fund's investments was $44,631,166, and the unrealized appreciation and depreciation were $6,793,560 and $(358,369), respectively.

LLC — Limited Liability Company
Ltd. — Limited
PLC — Public Limited Company

Wilshire Variable Insurance Trust
Small Cap Fund	March 31, 2014
Schedule of Investments	(Unaudited)

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.  For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENT IN UNDERLYING FUNDS — 52.6%
1,958,291	Wilshire International Equity Fund*	$18,760,430

Total Investment in Underlying Funds
(Cost $18,466,521)		18,760,430

COMMON STOCK — 45.0%
Australia — 0.4%
3,500	Australia & New Zealand Banking Group, Ltd.	107,671
7,300	Insurance Australia Group, Ltd.	37,756
		145,427
Belgium — 0.3%
1,350	UCB SA	108,306

Bermuda — 0.8%
5,900	Lazard, Ltd., Class A(a)	277,831

Brazil — 0.2%
5,730	Banco Bradesco SA(a)	78,329

Canada — 3.4%
1,700	Alimentation Couche Tard, Inc., Class B	137,492
4,800	Canadian National Railway Co.(a)	269,856
2,200	Canadian National Railway Co.	123,602
1,965	Canadian Pacific Railway, Ltd.(a)	295,595
540	Canadian Pacific Railway, Ltd.	80,914
1,700	Husky Energy, Inc.	50,992
600	Magna International, Inc.	57,683
1,300	Pacific Rubiales Energy Corp.(a)	23,413
2,800	Royal Bank of Canada(a)	184,615
		1,224,162
China — 1.4%
151,000	Bank of China, Ltd., Class H	67,085
82,000	Bank of Communications Co., Ltd., Class H	53,725
6,000	Beijing Enterprises Holdings, Ltd.	53,822
700	NetEase, Inc. ADR(a)	47,110
31,621	PICC Property & Casualty Co., Ltd., Class H	43,402
11,600	Sinopharm Group Co., Ltd., Class H	31,884
146,500	Sun Art Retail Group, Ltd.(a)	184,483
		481,511
Denmark — 2.3%
5,350	Chr Hansen Holding A/S	212,329
1,100	DSV A/S	35,470
7,500	Novo Nordisk ADR(a)	342,375
5,051	Novozymes A/S, Class B	222,037
		812,211
Finland — 0.7%
6,100	Pohjola Bank PLC, Class A	135,803
2,300	Sampo, Class A	119,393
		255,196
France — 1.7%
1,200	BNP Paribas	92,520
730	Christian Dior SA	140,209
650	Cie Generale des Etablissements Michelin, Class B	81,260
790	LVMH Moet Hennessy Louis Vuitton SA	143,159
1,700	Societe Generale	104,645

Shares		Value
France — (continued)
450	Sodexo	$47,165
		608,958
Germany — 3.1%
1,075	Adidas AG	116,240
1,250	BASF SE	139,092
1,325	Bayer AG	179,437
650	Bayerische Motoren Werke AG	82,138
330	Brenntag AG	61,286
325	Continental AG	77,941
5,600	Deutsche Telekom AG	90,864
1,020	Fresenius SE & Co. KGaA	160,109
1,550	OSRAM Licht AG†	100,505
1,335	SAP AG	108,290
		1,115,902
Hong Kong — 2.6%
23,000	Hutchison Whampoa, Ltd.	305,252
120,000	Lenovo Group, Ltd.	132,735
23,000	SJM Holdings, Ltd.	64,796
31,000	Techtronic Industries Co.	86,554
4,625	Tencent Holdings, Ltd.(a)	322,826
		912,163
India — 0.3%
2,000	Infosys, Ltd. ADR(a)	108,360

Indonesia — 0.2%
58,500	Bank Mandiri	49,272

Ireland — 1.5%
3,700	Covidien PLC	272,542
1,700	Perrigo Co. PLC(a)	262,922
		535,464
Italy — 0.2%
2,400	Eni SpA	60,184

Japan — 5.8%
5,000	Astellas Pharma, Inc.	59,363
1,200	FANUC Corp.	212,150
10,000	Hitachi, Ltd.	74,021
10,200	ITOCHU Corp.	119,344
2,200	Japan Tobacco, Inc.	69,052
4,700	JFE Holdings, Inc.	88,316
2,000	JGC Corp.	69,479
1,100	Miraca Holdings, Inc.	48,187
52,400	Mizuho Financial Group, Inc.	103,849
1,600	Nippon Telegraph & Telephone Corp.	86,947
8,500	Nissan Motor Co., Ltd.	75,763
6,100	ORIX Corp.	85,973
11,300	Ricoh Co., Ltd.	130,999
3,900	Sega Sammy Holdings, Inc.	87,550
4,000	Sekisui Chemical Co., Ltd.	41,545
4,000	Sekisui House, Ltd.	49,472
1,700	Seven & I Holdings Co., Ltd.	64,778
1,600	Sumitomo Mitsui Financial Group, Inc.	68,582
1,600	Sundrug Co., Ltd.	73,127
7,000	Sysmex Corp.	223,177
2,100	Tokio Marine Holdings, Inc.	62,980
3,200	Toyota Motor Corp.	180,461
		2,075,115
Luxembourg — 0.4%
4,400	Subsea 7 SA	81,657
2,900	Tenaris SA	64,082
		145,739

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Malaysia — 0.2%
16,400	AMMB Holdings BHD	$36,084
18,800	Axiata Group BHD	38,430
		74,514
Mexico — 0.9%
31,600	Alfa SAB de CV, Class A	79,874
12,900	Grupo Financiero Banorte SAB de CV, Class O	87,239
57,600	Wal-Mart de Mexico SAB de CV(a)	137,211
		304,324
Netherlands — 2.2%
3,000	ASML Holding NV, Class G(a)	280,080
1,100	Core Laboratories NV	218,284
4,120	SBM Offshore NV	74,972
5,200	Sensata Technologies Holding NV†(a)	221,728
		795,064
Norway — 0.8%
3,975	Statoil ASA	112,153
8,400	Storebrand ASA	48,374
5,000	Telenor ASA	110,664
		271,191
Portugal — 0.3%
6,325	Jeronimo Martins SGPS SA	106,139

Russia — 0.3%
2,150	Lukoil OAO ADR	119,579

Singapore — 0.5%
6,100	Keppel Corp., Ltd.	52,922
6,600	United Overseas Bank, Ltd.	113,846
		166,768
South Africa — 0.7%
2,300	Aspen Pharmacare Holdings, Ltd.	61,382
3,200	Remgro, Ltd.	62,244
8,473	Shoprite Holdings, Ltd.	127,859
		251,485
South Korea — 0.6%
275	Hyundai Motor Co.	65,024
170	Samsung Electronics Co., Ltd. GDR	107,186
250	SK Telecom Co., Ltd.	50,735
		222,945
Spain — 1.4%
10,900	Banco Santander SA	104,054
1,700	Enagas SA	51,715
1,950	Grifols SA	106,865
1,600	Inditex SA	240,048
		502,682
Sweden — 0.9%
7,966	Svenska Cellulosa AB, Class B	234,608
3,150	Swedbank AB, Class A	84,564
		319,172
Switzerland — 3.4%
3,425	ABB, Ltd.	88,471
2,900	ACE, Ltd.(a)	287,274
2,100	Credit Suisse Group AG	67,973
3,421	Nestle SA	257,498
530	Roche Holding AG	159,405
109	SGS SA	268,824
4,600	UBS AG	95,189
		1,224,634

Shares		Value
Taiwan — 1.3%
23,300	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	$466,466

Thailand — 0.2%
10,507	PTT Exploration & Production PLC	50,869

United Kingdom — 5.1%
6,760	Aberdeen Asset Management PLC	44,059
3,500	ARM Holdings PLC ADR(a)	178,395
2,166	ASOS PLC†	187,229
14,575	Barclays PLC	56,718
9,250	BHP Billiton PLC	285,626
12,160	BP PLC	97,706
2,100	British American Tobacco PLC	117,149
5,780	Compass Group PLC	88,253
6,200	HSBC Holdings PLC	62,777
590	Next PLC	64,930
6,800	Prudential PLC	143,985
5,200	Rolls-Royce Holdings PLC	93,086
3,000	Tate & Lyle PLC	33,412
1,820	Weir Group PLC	76,977
7,660	WH Smith PLC	153,659
1,190	Whitbread PLC	82,599
11,266	William Hill PLC	64,097
		1,830,657
United States — 0.9%
5,600	Coca-Cola Enterprises, Inc.	267,456
800	Philip Morris International, Inc.	65,496
		332,952
Total Common Stock
(Cost $14,526,923)		16,033,571

SHORT-TERM INVESTMENTS (b) — 9.8%
537,492	Northern Trust Institutional Government Select Portfolio, 0.010%	537,492
2,966,832	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	2,966,832

Total Short-Term Investments
(Cost $3,504,324)		3,504,324

PREFERRED STOCK — 0.5%
Germany — 0.5%
1,660	Henkel AG & Co. KGAA	178,688

Total Preferred Stock
(Cost $152,230)		178,688

PRIVATE COMPANY — 0.0%
Malta — 0.0%
3,758	BGP Holdings PLC†(d)	—

Total Private Company
(Cost $–)		—

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Number of Rights		Value
Right — 0.0%
624	Anheuser-Busch InBev NV VVPR†	$—

Total Right (Cost $–)		—
Total Investments — 107.9%
(Cost $36,649,998)‡		38,477,013
Other Assets & Liabilities, Net — (7.9)%		(2,821,536)
NET ASSETS — 100.0%		$35,655,477

*	Affiliated Fund
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $3,269,679.
(b)	Rate shown is the 7-day effective yield as of March 31, 2014.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2014 was $2,966,832. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $363,176.

(d)	Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2014, the total market value of this security was $0 and represented 0.0% of Net Assets.
‡	At March 31, 2014, the tax basis cost of the Fund's investments was $36,649,998, and the unrealized appreciation and depreciation were $2,197,931 and $(370,916), respectively.

ADR — American Depositary Receipt
GDR— Global Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company
VVPR — Verminderde Voorheffing Précompte Réduit

Amounts designated as “—”are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2††	Level 3		Total
Investment in Underlying Funds	$18,760,430	$—	$—		$18,760,430
Common Stock
Australia	—	145,427	—		145,427
Belgium	—	108,306	—		108,306
Bermuda	277,831	—	—		277,831
Brazil	78,329	—	—		78,329
Canada	1,224,162	—	—		1,224,162
China	47,110	434,401	—		481,511
Denmark	342,375	469,836	—		812,211
Finland	—	255,196	—		255,196
France	—	608,958	—		608,958
Germany	—	1,115,902	—		1,115,902
Hong Kong	—	912,163	—		912,163
India	108,360	—	—		108,360
Indonesia	—	49,272	—		49,272
Ireland	535,464	—	—		535,464
Italy	—	60,184	—		60,184
Japan	—	2,075,115	—		2,075,115
Luxembourg	—	145,739	—		145,739
Malaysia	—	74,514	—		74,514
Mexico	304,324	—	—		304,324
Netherlands	720,092	74,972	—		795,064
Norway	—	271,191	—		271,191
Portugal	—	106,139	—		106,139
Russia	—	119,579	—		119,579
Singapore	—	166,768	—		166,768
South Africa	—	251,485	—		251,485
South Korea	—	222,945	—		222,945
Spain	—	502,682	—		502,682
Sweden	—	319,172	—		319,172
Switzerland	287,274	937,360	—		1,224,634
Taiwan	466,466	—	—		466,466
Thailand	—	50,869	—		50,869
United Kingdom	178,395	1,652,262	—		1,830,657
United States	332,952	—	—		332,952
Total Common Stock	4,903,134	11,130,437	—		16,033,571
Short-Term Investments	3,504,324	—	—		3,504,324
Preferred Stock	—	178,688	—		178,688
Private Company
Malta	—	—	—	^	—	^
Right	—	—	—		—
Total Investments in Securities	$27,167,888	$11,309,125	$—	^	$38,477,013

††	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of local trading through the application of a third-party vendor service.
^
This security was categorized as Level 3 and had a market value of $0 as of March 31, 2014 and the value has remained zero throughout the period ended March 31, 2014. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended March 31, 2014.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Socially Responsible Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 97.8%
Consumer Discretionary — 15.0%
1,890	Advance Auto Parts, Inc.	$239,085
1,107	Amazon.com, Inc.†	372,528
23,289	Comcast Corp., Class A	1,164,916
6,916	Harley-Davidson, Inc.	460,675
9,569	Home Depot, Inc. (The)	757,195
18,714	Johnson Controls, Inc.	885,546
7,300	Lowe's Cos., Inc.	356,970
5,595	Starwood Hotels & Resorts Worldwide, Inc.	445,362
6,525	Target Corp.	394,828
11,670	TJX Cos., Inc.	707,785
5,710	Toll Brothers, Inc.†(a)	204,989
10,174	Twenty-First Century Fox, Inc., Class A(a)	325,263
10,490	Twenty-First Century Fox, Inc., Class B	326,449
18,977	Walt Disney Co. (The)	1,519,488
2,644	Yum! Brands, Inc.	199,331
		8,360,410
Consumer Staples — 9.7%
8,466	Coca-Cola Co. (The)	327,296
9,142	Costco Wholesale Corp.	1,020,979
15,540	CVS Caremark Corp.(a)	1,163,324
18,780	Danone SA ADR(a)	266,488
4,130	Estee Lauder Cos., Inc. (The), Class A	276,214
2,893	General Mills, Inc.(a)	149,915
2,979	Kimberly-Clark Corp.	328,435
2,720	Kraft Foods Group, Inc.	152,592
2,840	McCormick & Co., Inc.(a)	203,742
5,416	Mondelez International, Inc., Class A	187,123
3,650	Nestle SA ADR(a)	274,553
7,272	PepsiCo, Inc.	607,212
5,539	Procter & Gamble Co. (The)	446,443
		5,404,316
Energy — 6.2%
4,051	Anadarko Petroleum Corp.(a)	343,363
7,865	Cameron International Corp.†(a)	485,821
7,943	ConocoPhillips	558,790
5,122	Devon Energy Corp.	342,815
5,211	Hess Corp.(a)	431,888
6,697	Occidental Petroleum Corp.	638,157
9,790	Petroleo Brasileiro SA ADR(a)	128,738
2,849	Schlumberger, Ltd.	277,778
14,467	Weatherford International, Ltd.†	251,147
		3,458,497
Financials — 16.3%
4,248	American Express Co.	382,447
6,271	American Tower Corp., Class A(b)	513,407
3,585	BB&T Corp.(a)	144,009
6	Berkshire Hathaway, Inc., Class A†	1,124,101
13,906	Blackstone Group LP (The)	462,375
1,261	Brown & Brown, Inc.	38,788
7,540	Charles Schwab Corp. (The)(a)	206,068
21,210	Citigroup, Inc.	1,009,596
11,757	Forest City Enterprises, Inc., Class A†	224,559
20,567	JPMorgan Chase & Co.(a)	1,248,622
21,332	MetLife, Inc.	1,126,329
4,125	SunTrust Banks, Inc.	164,134
11,537	Travelers Cos., Inc. (The)	981,799

Shares		Value
Financials — (continued)
6,344	U.S. Bancorp(a)	$271,904
24,927	Wells Fargo & Co.	1,239,869
		9,138,007
Health Care — 15.4%
2,856	AbbVie, Inc.	146,798
1,870	AmerisourceBergen Corp., Class A	122,653
6,296	Amgen, Inc.	776,549
1,582	BioMarin Pharmaceutical, Inc.†(a)	107,908
10,744	Bristol-Myers Squibb Co.	558,151
2,187	Cardinal Health, Inc.	153,046
936	Celgene Corp.†	130,666
5,233	Covidien PLC	385,463
4,204	Express Scripts Holding Co.†	315,679
3,563	GlaxoSmithKline PLC ADR(a)	190,371
13,554	Johnson & Johnson	1,331,409
23,612	Merck & Co., Inc.	1,340,453
43,004	Pfizer, Inc.	1,381,289
12,325	Roche Holding AG ADR(a)	464,899
5,393	Thermo Fisher Scientific, Inc.	648,454
6,810	UnitedHealth Group, Inc.	558,352
		8,612,140
Industrials — 8.6%
2,841	3M Co.	385,410
3,480	Caterpillar, Inc.(a)	345,808
2,949	Eaton Corp. PLC(a)	221,529
8,570	Emerson Electric Co.	572,476
2,310	Flowserve Corp.(a)	180,965
43,929	General Electric Co.	1,137,322
1,200	Granite Construction, Inc.(a)	47,916
4,640	Honeywell International, Inc.	430,407
1,803	Pentair, Ltd.(a)	143,050
1,990	Rockwell Automation, Inc.(a)	247,854
8,441	Tyco International, Ltd.	357,898
6,236	United Parcel Service, Inc., Class B	607,262
2,587	Waste Management, Inc.	108,835
		4,786,732
Information Technology — 18.3%
3,050	Adobe Systems, Inc.†	200,507
2,560	Apple, Inc.	1,374,054
3,317	ASML Holding NV, Class G(a)	309,675
7,964	Automatic Data Processing, Inc.	615,299
11,954	Cisco Systems, Inc.	267,889
2,153	Citrix Systems, Inc.†	123,647
7,859	eBay, Inc.†	434,131
10,281	EMC Corp.	281,802
8,946	Facebook, Inc., Class A†	538,907
1,589	Google, Inc., Class A†	1,770,956
1,554	International Business Machines Corp.	299,129
5,855	Juniper Networks, Inc.†	150,825
36,285	Microsoft Corp.	1,487,322
3,455	NetApp, Inc.	127,490
8,008	Oracle Corp.	327,607
3,459	QUALCOMM, Inc.	272,777
5,770	Red Hat, Inc.†(a)	305,695
1,950	Splunk, Inc.†	139,406
3,084	Texas Instruments, Inc.	145,411
2,920	Visa, Inc., Class A	630,311
3,940	VMware, Inc., Class A†(a)	425,599
		10,228,439

Wilshire Variable Insurance Trust
Socially Responsible Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Materials — 4.4%
13,960	Alcoa, Inc.(a)	$179,665
2,597	BHP Billiton, Ltd. ADR(a)	175,999
3,570	Eagle Materials, Inc.	316,516
6,639	Ecolab, Inc.	716,945
2,058	EI du Pont de Nemours & Co.(a)	138,092
5,000	PPG Industries, Inc.	967,300
		2,494,517
Telecommunication Services — 2.1%
17,117	AT&T, Inc.(a)	600,293
11,943	Verizon Communications, Inc.(a)	568,129
		1,168,422
Utilities — 1.8%
7,823	NextEra Energy, Inc.(a)	748,035
2,610	Sempra Energy(a)	252,544
		1,000,579
Total Common Stock
(Cost $34,298,249)		54,652,059

SHORT-TERM INVESTMENTS (c) — 18.7%
1,248,627	Northern Trust Institutional Government Select Portfolio, 0.010%	1,248,627
9,181,949	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	9,181,949

Total Short-Term Investments
(Cost $10,430,576)		10,430,576
Total Investments — 116.5%
(Cost $44,728,825)‡		65,082,635
Other Assets & Liabilities, Net — (16.5)%		(9,233,607)
NET ASSETS — 100.0%		$55,849,028

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $9,061,277.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2014.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2014 was $9,181,949.
‡	At March 31, 2014, the tax basis cost of the Fund's investments was $44,728,825, and the unrealized appreciation and depreciation were $20,763,220 and $(409,410), respectively.

ADR — American Depositary Receipt
LP— Limited Partnership
Ltd.— Limited
PLC— Public Limited Company

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.  For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust	March 31, 2014
Schedule of Investments	(Unaudited)

	2015 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 96.4%
23,339	iShares Barclays TIPS Bond Fund	$2,616,302
40,400	Market Vectors Emerging Markets Local Currency Bond ETF	951,824
32,290	SPDR Barclays High Yield Bond ETF	1,333,900
16,746	SPDR Barclays International Treasury Bond ETF	994,378
96,640	Vanguard Europe Pacific ETF	3,988,333
31,586	Vanguard FTSE Emerging Markets ETF(a)	1,281,760
11,390	Vanguard Global ex-U.S. Real Estate ETF	615,857
9,516	Vanguard REIT ETF	672,020
56,480	Vanguard S&P 500 ETF	9,677,848
42,750	Vanguard Scottsdale Funds	3,632,895
39,550	Vanguard Short-Term Inflation-Protected Securities ETF	1,951,199
8,287	Vanguard Small-Cap Growth ETF(a)	1,029,494
13,849	Vanguard Small-Cap Value ETF	1,393,763
36,290	Vanguard Total Bond Market ETF	2,946,385

Total Exchange Traded Funds - 96.4%
(Cost $28,588,102)		33,085,958

SHORT-TERM INVESTMENTS (c) - 8.3%
1,269,502	Northern Trust Institutional Government Select Portfolio, 0.010%	1,269,502
1,597,457	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b)	1,597,457

Total Short-Term Investments - 8.3%
(Cost $2,866,959)		2,866,959

Total Investments - 104.7%
(Cost $31,455,061)†		35,952,917
Other Assets & Liabilities, Net - (4.7)%		(1,612,369)
NET ASSETS - 100.0%		$34,340,548

	2025 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.2%
25,758	iShares Barclays TIPS Bond Fund	$2,887,472
63,620	Market Vectors Emerging Markets Local Currency Bond ETF	1,498,887
35,656	SPDR Barclays High Yield Bond ETF	1,472,950
24,792	SPDR Barclays International Treasury Bond ETF	1,472,149
171,490	Vanguard Europe Pacific ETF	7,077,392
51,311	Vanguard FTSE Emerging Markets ETF(a)	2,082,201
18,600	Vanguard Global ex-U.S. Real Estate ETF	1,005,702
14,360	Vanguard REIT ETF	1,014,103
89,820	Vanguard S&P 500 ETF	15,390,657
62,700	Vanguard Scottsdale Funds	5,328,246
38,890	Vanguard Short-Term Inflation-Protected Securities ETF	1,918,638
12,290	Vanguard Small-Cap Growth ETF(a)	1,526,787
26,077	Vanguard Small-Cap Value ETF(a)	2,624,389
53,322	Vanguard Total Bond Market ETF	4,329,213

Total Exchange Traded Funds - 97.2%
(Cost $42,370,226)		49,628,786

SHORT-TERM INVESTMENTS (c) - 10.3%
1,547,466	Northern Trust Institutional Government Select Portfolio, 0.010%	1,547,466
3,720,456	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b)	3,720,456

Total Short-Term Investments - 10.3%
(Cost $5,267,922)		5,267,922

Total Investments - 107.5%
(Cost $47,638,148)†		54,896,708
Other Assets & Liabilities, Net - (7.5)%		(3,821,323)
NET ASSETS - 100.0%		$51,075,385

Wilshire Variable Insurance Trust	March 31, 2014
Schedule of Investments	(Unaudited)

	2035 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 95.7%
21,131	iShares Barclays TIPS Bond Fund	$2,368,785
49,350	Market Vectors Emerging Markets Local Currency Bond ETF	1,162,686
28,640	SPDR Barclays High Yield Bond ETF	1,183,118
20,126	SPDR Barclays International Treasury Bond ETF	1,195,082
264,870	Vanguard Europe Pacific ETF	10,931,185
56,579	Vanguard FTSE Emerging Markets ETF(a)	2,295,976
21,350	Vanguard Global ex-U.S. Real Estate ETF	1,154,395
18,004	Vanguard REIT ETF	1,271,442
120,180	Vanguard S&P 500 ETF	20,592,843
70,220	Vanguard Scottsdale Funds	5,967,296
23,550	Vanguard Short-Term Inflation-Protected Securities ETF	1,161,839
14,249	Vanguard Small-Cap Growth ETF(a)	1,770,153
23,861	Vanguard Small-Cap Value ETF	2,401,371
58,084	Vanguard Total Bond Market ETF	4,715,840

Total Exchange Traded Funds - 95.7%
(Cost $49,087,560)		58,172,011

SHORT-TERM INVESTMENTS (c) - 10.3%
2,543,737	Northern Trust Institutional Government Select Portfolio, 0.010%	2,543,737
3,719,354	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b)	3,719,354

Total Short-Term Investments - 10.3%
(Cost $6,263,091)		6,263,091

Total Investments - 106.0%
(Cost $55,350,651)†		64,435,102
Other Assets & Liabilities, Net - (6.0)%		(3,671,562)
NET ASSETS - 100.0%		$60,763,540

†	The federal tax cost and unrealized appreciation and depreciation at March 31, 2014 for each Fund is as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized
Fund	Tax Cost	Appreciation	Depreciation

2015 ETF Fund	$31,455,061	$4,763,524	$(265,668)
2025 ETF Fund	47,638,148	7,620,860	(362,300)
2035 ETF Fund	55,350,651	9,481,854	(397,403)

(a)
This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at  March 31, 2014 for the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $1,575,067, $3,679,435 and $3,674,042, respectively.

(b)
This security was purchased with cash collateral held from securities on loan. The total value of such securities at March 31, 2014 for 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $1,597,457, $3,720,456 and $3,719,354, respectively.

(c)	Rate shown is the 7-day effective yield as of March 31 2014.

ETF — Exchange Traded Fund
FTSE — Financial Times and the London Stock Exchange
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

As of March 31, 2014, the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.  For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual and annual financial statements.

Item 2.   Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: May 29, 2014

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: May 29, 2014